Picture of man in a chair

                              PAPP FOCUS FUND, INC.
                                 A No-Load Fund






                                  ANNUAL REPORT
                                DECEMBER 31, 1998









                                                     Managed by:
                                                     L. Roy Papp & Associates
                                                     6225 North 24th Street
                                                     Suite 150
                                                     Phoenix, AZ 85016
                                                     (602)956-1115 Local
                                                     (800)421-4004
                                                     E-mail: invest@roypapp.com
                                                     Web: http://www.roypapp.com

CHART

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN PAPP FOCUS FUND, INC. AND
                        STANDARD & POOR'S 500 STOCK INDEX



AVERAGE ANNUAL TOTAL RETURN
         Period from March 2, 1998 until December 31, 1998
Papp Focus Fund                               33.3%
Standard & Poor's 500 Stock Index             18.6%


Year     Focus Fund        Standard & Poor's 500 Index
3/2/98   10,000              10,000
1998     13,330              11,860




PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE
The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed may be worth more or less than their original cost. This Fund's performance is measured against that of the Standard & Poor's 500 Stock Index (an unmanaged [market-weighted] index that includes stocks of the 500 largest U.S. companies). All values shown include reinvested dividends.

                              PAPP FOCUS FUND, INC.






Dear Fellow Shareholder:

Papp Focus Fund is off to a fine start. From inception on March 2, 1998 through the end of the year we were up 33.3%. This may be compared with the Standard & Poor's 500 Stock Index which was up 18.6% during the same period. As the chart on the opposite page indicates, we did nearly twice as well as the Standard & Poor's 500. More importantly, however, we were able to establish this record through the purchase of good quality companies with long-term growth prospects. We did not purchase new issues hoping to sell them quickly to realize short-term profits, nor did we purchase "story" stocks such as the internet companies which are the latest fad and which sell at a multiple of sales, not earnings.

We believe that a Fund that concentrates its investments in a small number of stocks fits in quite well with our investment style, which is to emphasize individual issues rather than to purchase a large number of stocks in a particular industry.

Our Fund is structured in accordance with Internal Revenue Service requirements applicable to mutual funds. One requirement is that 50% of the Fund's assets be invested in cash equivalents and stocks, each of which cannot amount to more than 5% of that Fund's assets. This means that we are required to own at least 10 stocks, each of which comprises 5% or less of our Fund's total assets. As to the other 50% of our Fund's assets, we are free to concentrate our investments in a very few companies and this is the manner in which our portfolio is structured.

Our stocks are well diversified by industry. We own both large and smaller companies. For example, we own Intel, a very large company, worldwide in scope, American Power Conversion, a mid-sized company that is dominant in uninterruptible power supply products, and Steiner Leisure, a small company with a near monopoly in the luxury cruise ship spa business. All of our companies have one thing in common: all have some international exposure. We firmly believe that our international trade will continue to increase and become an even greater part of our economy. Companies in the forefront of this expansion will prosper.

While short-term performance cannot be predictive of the future, we are very pleased that our Fund has enjoyed such an auspicious beginning.

                                                                Warmest regards,




                                                           L. Roy Papp, Chairman
                                                                February 1, 1999

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Board of Directors and Shareholders of the Papp Focus Fund, Inc.:


We have audited the accompanying statement of assets and liabilities of the Papp Focus Fund, Inc. including the schedule of portfolio investments, as of December 31, 1998, and the related statements of operations, changes in net assets, and the financial highlights for the period from March 2, 1998 (date of commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Papp Focus Fund, Inc. as of December 31, 1998, and the results of its operations, changes in its net assets, and its financial highlights for the period from March 2, 1998 (date of commencement of operations) through December 31, 1998, in conformity with generally accepted accounting principles.


                                                             ARTHUR ANDERSEN LLP

Phoenix, Arizona,
  January 21, 1999.

                              PAPP FOCUS FUND, INC.
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 1998


                                                                                 Number           Market
                          Common Stocks                                         of Shares          Value
--------------------------------------------------------                      ------------       -----------
Medical Products (17.3%)
   Johnson & Johnson
    (Healthcare products)                                                          2,250       $     188,719
   Medtronic, Incorporated
    (Manufacturer of implantable biomedical devices)                               2,450             181,912
   Safeskin Corp. *
    (Leading manufacturer of hypoallergenic, disposable
    latex examination gloves)                                                     13,500             325,687
                                                                                               -------------
                                                                                                     696,318
                                                                                               -------------
Industrial Services (15.9%)
   G & K Services, Inc. Class A
       (Uniform rental service)                                                    5,000             266,250
   Interpublic Group of Companies, Inc.
     (Worldwide advertising agencies)                                              4,700             374,825
                                                                                               -------------
                                                                                                     641,075
                                                                                               -------------
Financial Services (14.2%)
  American International Group
     (Major international insurance holding company)                               1,900             183,588
  State Street Corporation
      (Provider of U.S. and global securities custodial services)                  2,600             180,862
  T. Rowe Price Associates, Inc.
     (Provides investment advisory and administrative                              6,100             208,925
                                                                                               -------------
      services to their family of no-load mutual funds)                                              573,375
                                                                                               -------------


Computer Equipment (9.6%)
   Intel Corporation
     (Manufacturer of microprocessors, microcontrollers, and
      memory chips)                                                                1,630             193,257
   International Business Machines
     (Global provider of information technology, hardware,
     software and services)                                                        1,050             193,987
                                                                                               -------------
                                                                                                     387,244
                                                                                               -------------
*Non-income producing security

    The accompanying notes are an integral part of this financial statement.

                                      5





                              PAPP FOCUS FUND, INC.
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 1998
                                                                                 Number           Market
                    Common Stocks (continued)                                   of Shares          Value
--------------------------------------------------------                      ------------       -----------

Pharmaceutical (9.2%)
   Astra AB
     (International pharmaceutical company)                                        9,000       $     186,188
   Merck & Company
     (Ethical drugs)                                                               1,250             184,609
                                                                                               -------------
                                                                                                     370,797
                                                                                               -------------
Specialty Retailing (8.4%)
    Office Depot *
     (Large office supply retailer and direct marketer of
     office products)                                                              9,200             339,825
                                                                                               -------------

Consumer Services (8.2%)
   Steiner Leisure Ltd. *
     (Provider of spa services, beauty salons, and health
     clubs on cruise ships)                                                       10,300             329,600
                                                                                               -------------

Electrical Equipment (7.8%)
   American Power Conversion  *
     (Leading producer of uninterruptible power supply products)                   6,500             314,844
                                                                                               -------------

Restaurants (4.8%)
   McDonald's Corporation
     (Fast food restaurants and franchising)                                       2,500             191,563
                                                                                               -------------



Total Common Stocks - 95.4%                                                                        3,844,641
Cash and Other Assets, Less Liabilities - 4.6%                                                       186,752
                                                                                               -------------

Net Assets - 100%                                                                              $   4,031,393
                                                                                               =============


Net Asset Value Per Share
(Based on 302,478 shares outstanding at December 31, 1998)                                     $       13.33
                                                                                               =============

*Non-income producing security.


    The accompanying notes are an integral part of this financial statement.
                                          6

                              PAPP FOCUS FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998





                                     ASSETS
Investment in securities at market value (original
   cost $2,989,269 at December 31, 1998) (Note 1)                                         $      3,844,641
Cash                                                                                               216,460
Dividends and interest receivable                                                                    2,172
Receivable for Fund shares sold                                                                    118,542
                                                                                          ----------------
                  Total assets                                                            $      4,181,815
                                                                                          ================


                                   LIABILITIES

Payable for securities purchased                                                          $        150,422
                                                                                          ================

                                   NET ASSETS

Paid-in capital                                                                           $      3,220,821
Accumulated undistributed net realized loss
   on sale of investments                                                                         (33,408)
Accumulated undistributed net investment loss                                                     (11,392)
Net unrealized gain on investments                                                                 855,372
                                                                                          ----------------
                  Net assets applicable to Fund shares outstanding                        $      4,031,393
                                                                                          ================


Fund shares outstanding                                                                            302,478

Net Asset Value Per Share (net assets/share
   outstanding)                                                                           $          13.33
                                                                                          ================




    The accompanying notes are an integral part of this financial statement.
                                         7

                              PAPP FOCUS FUND, INC.
                             STATEMENT OF OPERATIONS
                        FOR THE PERIOD FROM MARCH 2, 1998
            (DATE OF COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998



INVESTMENT INCOME:
   Dividends                                                                        $      10,881
   Interest                                                                                 3,998
                                                                                    -------------

                  Total investment income                                                  14,879
                                                                                    -------------
EXPENSES:
   Management fee (Note 3)                                                                 21,018
   Custodial fees                                                                           2,810
   Accounting fees                                                                          1,500
   Filing fees                                                                              1,190
   Directors' attendance fees                                                               1,100
   Legal fees                                                                                 987
   Other fees                                                                                 616
                                                                                    -------------

                  Total expenses                                                           29,221
                                                                                    -------------
   Less fees waived by adviser (Note 3)                                                    (2,950)
                                                                                    -------------

                  Net expenses                                                             26,271
                                                                                    -------------
Net investment loss                                                                       (11,392)
                                                                                    -------------

REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
   Proceeds from sales of securities                                                    1,203,246
   Cost of securities sold                                                             (1,236,654)
                                                                                    --------------
   Net realized loss on investments sold                                                  (33,408)

     Net change in unrealized gain on investments                                         855,372
                                                                                    -------------

Net realized and unrealized gain on investments                                           821,964
                                                                                    -------------

Net increase in net assets resulting from operations                                $     810,572
                                                                                    =============


    The accompanying notes are an integral part of this financial statement.
                                         8

                              PAPP FOCUS FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
                        FOR THE PERIOD FROM MARCH 2, 1998
            (DATE OF COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998

FROM OPERATIONS:
   Net investment loss                                                                       $         (11,392)
   Net realized loss on investments sold                                                               (33,408)
   Net change in unrealized gain on investments                                                         855,372
                                                                                             ------------------

                  Increase in net assets resulting from
                    operations                                                                          810,572
                                                                                             ------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                                                                  -
   Net realized gain on investments sold                                                                  -
                                                                                             ------------------

                  Decrease in net assets resulting from
                    distributions to shareholders                                                         -

FROM SHAREHOLDER TRANSACTIONS:
   Proceeds from sale of shares                                                                       3,532,754
   Net asset value of shares issued to shareholders
     in reinvestment of net investment income and
     net realized gain on investments sold                                                                 -
                                                                                             ------------------
   Payments for redemption of shares                                                                  (311,933)
                                                                                             ------------------

                  Increase in net assets resulting
                    from shareholder transactions                                                     3,220,821
                                                                                             ------------------
Total increase in net assets                                                                          4,031,393

Net assets at beginning of the period                                                                      -
                                                                                             ------------------

Net assets at end of period                                                                  $        4,031,393
                                                                                             ==================





    The accompanying notes are an integral part of this financial statement.

                              PAPP FOCUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1998


(1)   SIGNIFICANT ACCOUNTING POLICIES:

Papp Focus Fund, Inc. (the Fund) was incorporated on December 16, 1997 and is registered under the Investment Company Act of 1940 as an open-end, non-diversified management investment company. Operations of the Fund commenced on March 2, 1998. The Fund invests with the objective of long-term capital growth in the common stocks of a relatively small number of companies.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

         Investment in Securities

For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Other securities traded over-the-counter are valued at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The net asset value of a share of the Fund is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. New York City time, on any day on which that Exchange is open for trading, by dividing the market value by the number of shares outstanding, and rounding the result to the nearest full cent.

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
                                    10

         Federal Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, is to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

(2)   DIVIDENDS AND DISTRIBUTIONS:

Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check.

Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date. There were no dividends or distributions for the period ended December 31, 1998.

(3)   TRANSACTIONS WITH AFFILIATES:

The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates (Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. A management fee expense reimbursement of $2,950 was required in 1998.

The Fund's independent directors receive $100 for each meeting of the Board of Directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.
                                       11

(4)   PURCHASES AND SALES OF SECURITIES:

For the period from March 2, 1998 (date of commencement of operations) to December 31, 1998, investment transactions excluding short-term investments were as follows:



                  Purchases at cost                       $  4,225,923
                  Sales                                      1,203,246

(5)   CAPITAL SHARE TRANSACTIONS:

At December 31, 1998, there were 25,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:

                                                    Proceeds          Shares
                                               ---------------    --------------
  Period ended December 31, 1998
  Shares issued                                $   3,532,754           330,351
  Dividends and distributions reinvested                  -                -
  Shares redeemed                                  (311,933)          (27,873)
                                                 -------------     -------------
                  Net increase                 $   3,220,821           302,478
                                                 =============     =============


(6)   UNREALIZED APPRECIATION:

Unrealized appreciation of portfolio securities for both financial statement and federal income tax purposes is as follows at December 31:
                                                                    1998
                                                              ---------------
      Market value                                            $    3,844,641
      Original cost                                               (2,989,269)
                                                              ---------------

            Net unrealized appreciation                        $      855,372
                                                               ==============

As of December 31, 1998, gross unrealized gains on investments in which market value exceeded cost totaled $855,372. There were no gross unrealized losses on any of the Fund's investments at December 31, 1998.

(7)   SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the periods indicated, divided by the weighted average number of shares outstanding during the periods. The ratios are calculated using the revenues and expenses for the period, divided by the weighted average of the daily net assets of the Fund.

                                                      Period Ended December 31,
                                                               1998

Net asset value, beginning
   of period (A)                                            $     10.00
Income from investment
   operations:
     Net investment loss                                          (.06)
     Net realized and unrealized
       gain (loss) on investments                                  3.39
                                                            -----------
         Total from investment
           operations                                              3.33

Less Distributions:
   Dividend from investment
     income                                                           -
                                                            -----------
   Distribution of net realized
     gain                                                             -

         Total Distributions                                          -

Net asset value, end of period                               $     13.33
                                                             ===========

         Total return                                             33.30%
                                                             ===========
Ratios/Supplemental Data:
   Net assets, end of period                                  $4,031,393
   Expenses to average
     net assets (B)                                               1.25%*
   Net investment income to
     average net assets (C)                                        .70%*
   Portfolio turnover rate                                        50.37%
   Average commission per share                                   $0.041


*   Annualized
(A) From the date of commencement of operations (March 2, 1998).
(B) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 1.38%, for the period ended December 31, 1998.
(C) Computed giving effect to investment adviser's expense limitation undertaking.
                                     13

                              FACTS ABOUT THE FUND


Investment Objective - The Fund, which commenced operations on March 2, 1998, is designed for those long-term investors who wish to invest a portion of their common stock assets in a relatively small number of companies. The Fund purchases the shares of companies that, over time, have shown the ability to substantially increase their earnings.

The Investment Adviser - The Fund's assets are managed by L. Roy Papp & Associates, the largest investment counseling firm in Arizona, with over $1.3 billion in total assets managed for individuals, trusts, corporations, and charitable and educational institutions. Founded in 1978, the firm is solely in the investment management business. The firm is an independent general partnership. Of its ten general partners, seven hold the Chartered Financial Analyst (CFA) designation.

         Experienced Management - The securities portfolio of the Fund is managed by L. Roy Papp and Rosellen C. Papp. Mr. Papp, the founder of L. Roy Papp & Associates, has over 44 years experience in the field of investment management. Prior to founding L. Roy Papp & Associates, he was a senior partner of a large investment counseling firm in Chicago, Illinois and the United States Director and Ambassador to the Asian Development Bank, Manila, Philippines. He received his M.B.A. degree from the Wharton School, University of Pennsylvania and his A.B. degree from Brown University.

Rosellen C. Papp, the director of research at L. Roy Papp & Associates, has over 21 years experience in security and financial analysis. She holds a Master of Management degree in finance from the Kellogg Graduate School of Management, Northwestern University and a B.B.A. degree from the University of Michigan. She is a Chartered Financial Analyst and member of the International Society of Financial Analysts.

"Pure" No-Load - The Fund is a "pure" no-load fund in that there are no "loading" charges or sales commissions paid in connection with the purchase of its shares. In addition, there are no deferred sales loads, no redemption fees, and no 12b-1 fees. The Fund's investment adviser receives an annual management fee of 1% which is based on the Fund's average daily net asset value. Other expenses such as auditing charges, legal fees, and custodial expenses are limited to 1/4% of the Fund's average daily net asset value; therefore, the Fund's annual expenses may not exceed 1 1/4%.

Suitability - The Fund is suitable only for long-term investors seeking capital appreciation over time. Included are individuals of most ages, institutional accounts such as pension and profit sharing plans, retirement accounts such as IRA's, educational accounts for young children, and many personal trusts. The Fund is not suitable for those with high current income needs, aggressive investors who desire maximum short-term results and are willing to assume the attendant risks, and those with relatively short time horizons who may require their capital in the near-term.

                              PAPP FOCUS FUND, INC.

                                    Directors
     James K. Ballinger                          Harry A. Papp
     Amy S. Clague                               L. Roy Papp
     Robert L. Mueller                           Rosellen C. Papp
     Carolyn P. O'Malley                         Bruce C. Williams

                                    Officers
     Chairman - L. Roy Papp                      President - Harry A. Papp

                                 Vice Presidents
     Victoria S. Cavallero                       Julie A. Hein
     George D. Clark, Jr.                        Robert L. Mueller
     Jeffrey N. Edwards                          Rosellen C. Papp
     Robert L. Hawley                            Bruce C. Williams

                          Secretary - Robert L. Mueller
                          Treasurer - Rosellen C. Papp
                       Assistant Treasurer - Julie A. Hein

                               Investment Adviser
                            L. Roy Papp & Associates
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                            Telephone: (602) 956-1115
                           E-mail: invest@roypapp.com
                           Web: http://www.roypapp.com

                                    Custodian
                            Founders Bank of Arizona
                          7335 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258

                     Shareholder Services and Transfer Agent
                            L. Roy Papp & Associates
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                            Telephone: (602) 956-1115
                                 (800) 421-4004

                         Independent Public Accountants
                               Arthur Andersen LLP
                        501 North 44th Street, Suite 300
                             Phoenix, Arizona 85008

                                  Legal Counsel
                               Bell, Boyd & Lloyd
                             70 West Madison Street
                             Chicago, Illinois 60602

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied or preceded by a currently effective prospectus of the Fund. No sales charge to the shareholder or to the new investor is made in offering the shares of the Fund.

                                      15